Restatement of Previously Issued Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2020
Stable Road Acquisition Corp [Member]
Restatement of Previously Issued Consolidated Financial Statements (Details) [Line Items]
Outstanding percentage	50.00%